EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Mar. 31, 2023
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
16.	EVENTS AFTER THE REPORTING PERIOD

(a)

Subsequent to the year ended March 31, 2023, the Company granted 520,000 incentive stock options to key service providers to acquire an aggregate of 520,000 common shares at $0.125 per share, for a period of three years.